UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

October 31, 2013

Consolidated Portfolio of Investments

Foreign Government Bonds — 82.8%

Security	Principal Amount		Value

Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$2,120,635

Total Albania			$2,120,635

Angola — 0.1%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	270	$293,288

Total Angola			$293,288

Australia — 2.0%
Australia Government Bond, 1.25%, 2/21/22(1)(2)	AUD	1,172	$1,127,784
Australia Government Bond, 5.75%, 7/15/22	AUD	9,216	9,908,555

Total Australia			$11,036,339

Bahrain — 0.0%(3)
Kingdom of Bahrain, 6.125%, 8/1/23(4)	USD	200	$208,500

Total Bahrain			$208,500

Bermuda — 0.4%
Government of Bermuda, 4.854%, 2/6/24(4)	USD	1,265	$1,258,444
Government of Bermuda, 5.603%, 7/20/20(4)	USD	900	972,000

Total Bermuda			$2,230,444

Bosnia and Herzegovina — 0.5%
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/14	BAM	17	$11,405
Bosnia & Herzegovina Government Bond, 2.50%, 9/30/14	BAM	86	59,438
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76	52,284
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	120	82,167
Republic of Srpska, 1.50%, 6/30/23	BAM	325	152,495
Republic of Srpska, 1.50%, 10/30/23	BAM	194	88,346
Republic of Srpska, 1.50%, 12/15/23	BAM	48	21,779
Republic of Srpska, 1.50%, 5/31/25	BAM	5,337	2,134,037
Republic of Srpska, 1.50%, 6/9/25	BAM	534	213,156
Republic of Srpska, 1.50%, 12/24/25	BAM	480	186,918
Republic of Srpska, 1.50%, 9/25/26	BAM	115	43,150

Total Bosnia and Herzegovina			$3,045,175

Brazil — 3.9%
Brazil Letra do Tesouro Nacional, 0.00%, 1/1/15	BRL	15,471	$6,138,145
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314	9,182,802

Security	Principal Amount		Value

Brazil (continued)
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127	$6,693,505
Republic of Brazil, 10.25%, 1/10/28	BRL	620	278,837

Total Brazil			$22,293,289

Chile — 0.3%
Government of Chile, 6.00%, 3/1/18	CLP	300,000	$616,028
Government of Chile, 6.00%, 1/1/20	CLP	465,000	965,180

Total Chile			$1,581,208

Colombia — 3.9%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$3,833,176
Republic of Colombia, 9.85%, 6/28/27	COP	5,103,000	3,625,642
Republic of Colombia, 12.00%, 10/22/15	COP	17,691,000	10,662,652
Titulos De Tesoreria B, 8.00%, 10/28/15	COP	727,000	408,835
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000	3,529,370

Total Colombia			$22,059,675

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(2)	CRC	59,236	$103,699
Titulo Propiedad UD, 1.63%, 7/13/16(2)	CRC	6,655	13,114

Total Costa Rica			$116,813

Croatia — 0.6%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	2,657	$3,402,496

Total Croatia			$3,402,496

Fiji — 0.0%(3)
Republic of Fiji, 9.00%, 3/15/16	USD	200	$210,173

Total Fiji			$210,173

Ghana — 0.2%
Ghana Government Bond, 16.90%, 3/7/16	GHS	700	$303,898
Ghana Government Bond, 21.00%, 10/26/15	GHS	600	282,949
Ghana Government Bond, 26.00%, 6/5/17	GHS	529	283,315

Total Ghana			$870,162

Guatemala — 0.2%
Republic of Guatemala, 4.875%, 2/13/28(4)	USD	1,100	$1,047,200

Total Guatemala			$1,047,200

Hungary — 6.3%
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,100,000	$5,224,912
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000	935,730

19	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount		Value

Hungary (continued)
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100	$2,874,819
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520	7,677,456
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980	5,607,533
Hungary Government Bond, 7.00%, 6/24/22	HUF	435,000	2,213,162
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800	3,507,395
Hungary Government Bond, 8.00%, 2/12/15	HUF	455,000	2,207,717
National Bank of Hungary, 8.875%, 11/1/13	USD	710	709,946
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	1,362	1,889,014
Republic of Hungary, 4.375%, 7/4/17(1)	EUR	374	520,437
Republic of Hungary, 4.50%, 1/29/14(1)	EUR	1,539	2,116,114

Total Hungary			$35,484,235

Indonesia — 7.9%
Indonesia Government Bond, 6.25%, 4/15/17	IDR	8,055,000	$696,058
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	2,603,563
Indonesia Government Bond, 7.375%, 9/15/16	IDR	49,083,000	4,419,538
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	439,057
Indonesia Government Bond, 8.25%, 6/15/32	IDR	30,296,000	2,732,577
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,312,045
Indonesia Government Bond, 9.00%, 9/15/18	IDR	13,080,000	1,249,561
Indonesia Government Bond, 9.50%, 6/15/15	IDR	20,877,000	1,947,555
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	3,528,912
Indonesia Government Bond, 9.50%, 7/15/31	IDR	80,773,000	8,123,947
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	582,826
Indonesia Government Bond, 10.00%, 7/15/17	IDR	10,200,000	991,169
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	2,288,750
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	888,235
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,382,278
Indonesia Government Bond, 10.50%, 8/15/30	IDR	30,978,000	3,373,061
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000	1,220,133
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000	1,555,159
Indonesia Government Bond, 11.00%, 9/15/25	IDR	16,440,000	1,815,729
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000	2,691,394

Total Indonesia			$44,841,547

Jamaica — 0.1%
Jamaica Government International Bond, 8.00%, 6/24/19	USD	100	$98,250
Jamaica Government International Bond, 10.625%, 6/20/17	USD	615	667,275

Total Jamaica			$765,525

Security	Principal Amount		Value

Jordan — 0.2%
Jordan Government Bond, 7.387%, 8/30/14	JOD	800	$1,155,279

Total Jordan			$1,155,279

Kenya — 0.4%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$2,037,761

Total Kenya			$2,037,761

Lebanon — 0.1%
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	326,560	$221,844
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	595,920	405,533

Total Lebanon			$627,377

Malaysia — 5.2%
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125	$1,254,310
Malaysia Government Bond, 3.741%, 2/27/15	MYR	14,876	4,761,480
Malaysia Government Bond, 3.892%, 3/15/27	MYR	7,541	2,388,728
Malaysia Government Bond, 4.012%, 9/15/17	MYR	10,786	3,504,326
Malaysia Government Bond, 4.16%, 7/15/21	MYR	26,063	8,542,342
Malaysia Government Bond, 4.24%, 2/7/18	MYR	15,775	5,172,328
Malaysia Government Bond, 4.378%, 11/29/19	MYR	3,750	1,242,732
Malaysia Government Bond, 4.392%, 4/15/26	MYR	4,047	1,336,298
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480	1,164,006

Total Malaysia			$29,366,550

Mexico — 4.5%
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800	$1,725,811
Mexican Bonos, 7.50%, 6/3/27	MXN	30,480	2,556,958
Mexican Bonos, 7.75%, 12/14/17	MXN	9,500	807,551
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018	1,844,732
Mexican Bonos, 8.50%, 12/13/18	MXN	6,833	602,806
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	3,473,376
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	3,142,402
Mexican Bonos, 9.50%, 12/18/14	MXN	10,326	842,776
Mexican Bonos, 10.00%, 12/5/24	MXN	63,550	6,428,432
Mexican Bonos, 10.00%, 11/20/36	MXN	38,390	3,817,779

Total Mexico			$25,242,623

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(4)	USD	550	$520,300

Total Mongolia			$520,300

20	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount		Value

New Zealand — 1.8%
New Zealand Government Bond, 2.00%, 9/20/25(2)	NZD	4,048	$3,193,354
New Zealand Government Bond, 5.00%, 3/15/19	NZD	1,570	1,353,475
New Zealand Government Bond, 5.50%, 4/15/23	NZD	447	396,070
New Zealand Government Bond, 6.00%, 12/15/17	NZD	5,960	5,324,623

Total New Zealand			$10,267,522

Nigeria — 0.3%
Nigeria Treasury Bond, 16.00%, 6/29/19	NGN	251,000	$1,818,327

Total Nigeria			$1,818,327

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(4)	USD	458	$437,390

Total Paraguay			$437,390

Peru — 1.8%
Republic of Peru, 6.90%, 8/12/37(1)	PEN	4,730	$1,849,048
Republic of Peru, 6.90%, 8/12/37(4)	PEN	2,700	1,055,482
Republic of Peru, 6.95%, 8/12/31	PEN	2,000	779,084
Republic of Peru, 7.84%, 8/12/20(1)	PEN	4,365	1,835,220
Republic of Peru, 7.84%, 8/12/20(4)	PEN	1,782	749,224
Republic of Peru, 8.20%, 8/12/26	PEN	5,775	2,586,171
Republic of Peru, 8.60%, 8/12/17	PEN	1,552	642,700
Republic of Peru, 9.91%, 5/5/15	PEN	1,760	691,243

Total Peru			$10,188,172

Philippines — 2.2%
Republic of the Philippines, 4.95%, 1/15/21	PHP	139,000	$3,570,701
Republic of the Philippines, 5.00%, 8/18/18	PHP	119,690	3,053,139
Republic of the Philippines, 6.25%, 1/27/14	PHP	70,540	1,654,832
Republic of the Philippines, 6.25%, 1/14/36	PHP	124,000	3,271,465
Republic of the Philippines, 9.125%, 9/4/16	PHP	29,510	816,194

Total Philippines			$12,366,331

Poland — 0.7%
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575	$1,243,529
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420	1,971,180
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900	1,002,641

Total Poland			$4,217,350

Romania — 3.3%
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	1,315	$1,892,745
Romania Government Bond, 5.25%, 6/17/16(1)	EUR	139	202,186
Romania Government Bond, 5.75%, 1/27/16	RON	11,720	3,752,395

Security	Principal Amount		Value

Romania (continued)
Romania Government Bond, 5.80%, 10/26/15	RON	12,560	$4,018,531
Romania Government Bond, 5.85%, 7/28/14	RON	2,530	791,321
Romania Government Bond, 5.90%, 7/26/17	RON	18,420	5,997,896
Romania Government Bond, 6.00%, 4/30/15	RON	1,510	481,520
Romania Government Bond, 6.00%, 4/30/16	RON	3,000	967,462
Romania Government Bond, 6.25%, 10/25/14	RON	560	176,865
Romania Government Bond, 11.00%, 3/5/14	RON	490	154,187

Total Romania			$18,435,108

Russia — 9.0%
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	250,000	$8,126,564
Russia Foreign Bond, 7.85%, 3/10/18(4)	RUB	630,000	20,478,941
Russia Government Bond, 7.00%, 6/3/15	RUB	242,513	7,681,289
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000	2,171,342
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974	3,339,280
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	4,865,381
Russia Government Bond, 8.15%, 2/3/27	RUB	130,080	4,311,562

Total Russia			$50,974,359

Rwanda — 0.2%
Republic of Rwanda, 6.625%, 5/2/23(4)	USD	1,174	$1,088,885

Total Rwanda			$1,088,885

Serbia — 3.1%
Republic of Serbia, 7.25%, 9/28/21(1)	USD	1,067	$1,113,681
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	202,000	2,400,512
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	673,400	7,931,335
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	76,900	893,751
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	23,880	274,284
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	168,680	1,894,466
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	46,780	546,180
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590	1,278,083
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	1,096,279

Total Serbia			$17,428,571

Slovenia — 1.2%
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	826	$1,037,040
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	1,602	2,001,323
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	3,739	3,664,220

Total Slovenia			$6,702,583

South Africa — 6.6%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175	$4,801,003
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745	4,411,320

21	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount		Value

South Africa (continued)
Republic of South Africa, 7.00%, 2/28/31	ZAR	70,285	$5,981,879
Republic of South Africa, 7.75%, 2/28/23	ZAR	41,488	4,177,535
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430	2,047,056
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990	3,113,176
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356	3,634,583
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005	9,141,544

Total South Africa			$37,308,096

Sri Lanka — 1.4%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	1,000	$981,250
Republic of Sri Lanka, 5.875%, 7/25/22(4)	USD	1,140	1,118,625
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	390	399,263
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	950	972,562
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	500	507,500
Republic of Sri Lanka, 7.40%, 1/22/15(4)	USD	100	104,875
Sri Lanka Government Bond, 7.00%, 3/1/14	LKR	49,400	374,323
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	72,400	483,250
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	235,540	1,644,413
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	26,130	177,190
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	162,870	1,254,766

Total Sri Lanka			$8,018,017

Tanzania — 0.1%
United Republic of Tanzania, 6.392%, 3/9/20(1)(5)	USD	400	$420,000

Total Tanzania			$420,000

Thailand — 4.8%
Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041	$3,879,717
Kingdom of Thailand, 3.25%, 6/16/17	THB	134,760	4,346,983
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668	1,980,460
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600	1,464,041
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371	2,068,563
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000	1,031,499
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409	8,970,060
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500	3,422,687

Total Thailand			$27,164,010

Turkey — 8.2%
Hazine Mustesarligi Varlik Kiralama AS, 4.557%, 10/10/18(4)	USD	514	$526,696
Turkey Government Bond, 0.00%, 4/9/14	TRY	1,374	669,227
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	11,735	6,563,322
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100	2,623,770
Turkey Government Bond, 9.00%, 3/8/17	TRY	13,255	6,842,468

Security	Principal Amount		Value

Turkey (continued)
Turkey Government Bond, 9.50%, 1/12/22	TRY	6,899	$3,646,240
Turkey Government Bond, 10.00%, 6/17/15	TRY	23,800	12,345,598
Turkey Government Bond, 10.50%, 1/15/20	TRY	23,798	13,125,529

Total Turkey			$46,342,850

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	2,159	$99,000
Monetary Regulation Bill, 0.00%, 3/26/15(2)	UYU	5,960	259,093
Monetary Regulation Bill, 0.00%, 7/2/15(2)	UYU	20,320	872,778
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	361,646

Total Uruguay			$1,592,517

Venezuela — 0.4%
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	2,145	$2,126,767

Total Venezuela			$2,126,767

Total Foreign Government Bonds (identified cost $502,706,682)			$467,453,449

Common Stocks — 0.2%

Security		Shares	Value

Germany — 0.1%
Deutsche EuroShop AG		6,783	$301,548
Deutsche Wohnen AG		16,654	313,209
GSW Immobilien AG		6,804	316,406

Total Germany			$931,163

Luxembourg — 0.1%
GAGFAH SA(6)		22,586	$320,152

Total Luxembourg			$320,152

Total Common Stocks (identified cost $928,148)			$1,251,315

Precious Metals — 1.2%

Description		Troy Ounces	Value
Platinum(6)		4,784	$6,936,091

Total Precious Metals (identified cost $8,395,923)			$6,936,091

22	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Currency Call Options Purchased — 0.0%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Colombian Peso	Citibank NA	COP 3,390,172	COP 1,757.00	2/18/14	$1,965
Colombian Peso	Citibank NA	COP 3,260,210	COP 1,757.00	2/18/14	1,890
Colombian Peso	Citibank NA	COP 2,931,987	COP 1,757.00	2/18/14	1,700
Colombian Peso	Citibank NA	COP 2,184,500	COP 1,757.00	2/18/14	1,266
Colombian Peso	Citibank NA	COP 1,346,297	COP 1,757.00	2/18/14	781
Colombian Peso	JPMorgan Chase Bank	COP 1,292,350	COP 1,757.00	2/18/14	749
Colombian Peso	JPMorgan Chase Bank	COP 1,105,529	COP 1,757.00	2/18/14	641
Colombian Peso	JPMorgan Chase Bank	COP 797,200	COP 1,757.00	2/18/14	462
Indian Rupee	Deutsche Bank	INR 140,619	INR 57.00	6/16/14	3,133
Indian Rupee	Goldman Sachs International	INR 141,646	INR 56.50	6/9/14	2,522
Indian Rupee	Goldman Sachs International	INR 182,074	INR 59.00	7/1/14	9,813
Indian Rupee	JPMorgan Chase Bank	INR 141,024	INR 56.50	6/9/14	2,511
Indian Rupee	JPMorgan Chase Bank	INR 124,602	INR 57.00	6/16/14	2,776
Indian Rupee	JPMorgan Chase Bank	INR 211,188	INR 58.00	6/19/14	7,231
Indian Rupee	JPMorgan Chase Bank	INR 173,401	INR 59.00	7/1/14	9,346

Total Currency Call Options Purchased (identified cost $443,347)					$46,786

Currency Put Options Purchased — 0.0%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
British Pound Sterling	Bank of America	GBP 9,107	GBP 1.35	3/13/14	$2,249
British Pound Sterling	Citibank NA	GBP 6,711	GBP 1.40	3/13/14	3,874
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP 4,336	GBP 1.35	3/13/14	1,071
Yuan Renminbi	Goldman Sachs International	CNY 9,463	CNY 6.35	10/7/14	5,824

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Yuan Renminbi	JPMorgan Chase Bank	CNY 8,777	CNY 6.35	10/7/14	$5,402
Yuan Renminbi	Standard Chartered Bank	CNY 17,950	CNY 6.25	4/7/14	3,614
Yuan Renminbi Offshore	Goldman Sachs International	CNH 17,950	CNH 6.25	4/4/14	3,857
Yuan Renminbi Offshore	Standard Chartered Bank	CNH 18,240	CNH 6.35	10/6/14	11,359

Total Currency Put Options Purchased (identified cost $400,523)					$37,250

Short-Term Investments — 16.8%

Foreign Government Securities — 9.8%

Security	Principal Amount (000’s omitted)		Value

Kenya — 2.1%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	81,700	$915,517
Kenya Treasury Bill, 0.00%, 4/21/14	KES	319,800	3,576,153
Kenya Treasury Bill, 0.00%, 6/9/14	KES	210,000	2,316,137
Kenya Treasury Bill, 0.00%, 6/16/14	KES	177,000	1,948,321
Kenya Treasury Bill, 0.00%, 8/18/14	KES	69,000	746,108
Kenya Treasury Bill, 0.00%, 10/20/14	KES	206,800	2,196,556

Total Kenya			$11,698,792

Lebanon — 0.5%
Lebanon Treasury Bill, 0.00%, 11/7/13	LBP	207,340	$137,505
Lebanon Treasury Bill, 0.00%, 11/21/13	LBP	625,790	414,298
Lebanon Treasury Bill, 0.00%, 12/5/13	LBP	598,080	395,252
Lebanon Treasury Bill, 0.00%, 1/2/14	LBP	531,550	350,025
Lebanon Treasury Bill, 0.00%, 1/16/14	LBP	1,117,670	734,602
Lebanon Treasury Bill, 0.00%, 4/10/14	LBP	355,850	231,106
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	351,630	228,146
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	260,830	167,163
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	355,260	227,178

Total Lebanon			$2,885,275

Nigeria — 2.8%
Nigeria Treasury Bill, 0.00%, 11/7/13	NGN	48,100	$302,639
Nigeria Treasury Bill, 0.00%, 11/14/13	NGN	149,765	939,368

23	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Nigeria (continued)
Nigeria Treasury Bill, 0.00%, 11/28/13	NGN	53,371	$333,426
Nigeria Treasury Bill, 0.00%, 12/12/13	NGN	192,928	1,199,447
Nigeria Treasury Bill, 0.00%, 12/19/13	NGN	92,800	575,395
Nigeria Treasury Bill, 0.00%, 1/2/14	NGN	75,600	466,089
Nigeria Treasury Bill, 0.00%, 1/9/14	NGN	1,104,240	6,800,230
Nigeria Treasury Bill, 0.00%, 3/6/14	NGN	479,183	2,897,664
Nigeria Treasury Bill, 0.00%, 6/5/14	NGN	441,988	2,592,442

Total Nigeria			$16,106,700

Philippines — 0.7%
Philippine Treasury Bill, 0.00%, 11/6/13	PHP	64,820	$1,500,108
Philippine Treasury Bill, 0.00%, 1/2/14	PHP	43,420	1,004,699
Philippine Treasury Bill, 0.00%, 1/8/14	PHP	32,600	754,314
Philippine Treasury Bill, 0.00%, 2/5/14	PHP	20,560	475,702

Total Philippines			$3,734,823

Romania — 0.4%
Romania Treasury Bill, 0.00%, 1/15/14	RON	6,900	$2,098,839

Total Romania			$2,098,839

Serbia — 0.5%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	129,310	$1,494,081
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	121,360	1,385,577

Total Serbia			$2,879,658

Singapore — 0.1%
Singapore Treasury Bill, 0.00%, 3/21/14	SGD	400	$321,740

Total Singapore			$321,740

Sri Lanka — 2.2%
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	185,450	$1,416,462
Sri Lanka Treasury Bill, 0.00%, 12/20/13	LKR	240,170	1,816,302
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	623,900	4,639,684
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	169,860	1,260,868
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	151,860	1,121,046
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	52,140	383,507
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	26,640	191,913
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	63,570	445,811
Sri Lanka Treasury Bill, 0.00%, 10/31/14	LKR	202,990	1,414,463

Total Sri Lanka			$12,690,056

Security	Principal Amount (000’s omitted)		Value

Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 4/16/14(2)	UYU	18,163	$827,139
Monetary Regulation Bill, 0.00%, 5/16/14(2)	UYU	11,864	537,862

Total Uruguay			$1,365,001

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	1,975	$329,145
Zambia Treasury Bill, 0.00%, 8/11/14	ZMW	1,500	248,132
Zambia Treasury Bill, 0.00%, 8/25/14	ZMW	2,100	345,237
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	290	47,431
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	2,800	454,507

Total Zambia			$1,424,452

Total Foreign Government Securities (identified cost $55,607,158)			$55,205,336

U.S. Treasury Obligations — 1.4%

Security	Principal Amount (000’s omitted)		Value

U.S. Treasury Bill, 0.00%, 12/19/13(7)		$7,900	$7,899,668

Total U.S. Treasury Obligations (identified cost $7,899,884)			$7,899,668

Repurchase Agreements — 5.1%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 10/9/13 with a maturity date of 11/13/13, an interest rate of 0.07% payable by the Portfolio and repurchase proceeds of EUR 6,117,268, collateralized by EUR 5,450,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $8,348,901.	EUR	6,118	$8,306,201
Dated 10/17/13 with a maturity date of 11/21/13, an interest rate of 0.42% payable by the Portfolio and repurchase proceeds of EUR 803,844, collateralized by EUR 700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $1,106,719.	EUR	804	1,091,800
Dated 10/17/13 with a maturity date of 11/21/13, an interest rate of 0.42% payable by the Portfolio and repurchase proceeds of EUR 1,086,370, collateralized by EUR 900,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $1,495,893.	EUR	1,087	1,475,534

24	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Description	Principal Amount (000’s omitted)		Value

Bank of America: (continued)
Dated 10/17/13 with a maturity date of 11/21/13, an interest rate of 0.42% payable by the Portfolio and repurchase proceeds of EUR 1,151,097, collateralized by EUR 980,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $1,579,335.	EUR	1,152	$1,563,448
Dated 10/23/13 with a maturity date of 12/5/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 706,852, collateralized by USD 730,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $723,154.	USD	707	707,188
Barclays Bank PLC:
Dated 10/11/13 with a maturity date of 11/15/13, an interest rate of 0.00% and repurchase proceeds of USD 499,950, collateralized by USD 440,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $506,981.	USD	500	499,950
Dated 10/11/13 with a maturity date of 11/15/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of USD 1,226,752, collateralized by USD 1,273,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $1,254,634.	USD	1,227	1,226,854
Dated 10/11/13 with a maturity date of 11/15/13, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 667,717, collateralized by USD 560,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $677,042.	USD	668	667,800
Dated 10/15/13 with a maturity date of 11/18/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 818,753, collateralized by USD 720,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $814,778.	USD	819	819,000
Dated 10/25/13 with a maturity date of 11/27/13, an interest rate of 0.08% payable by the Portfolio and repurchase proceeds of EUR 1,653,232, collateralized by EUR 1,468,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $2,273,231.	EUR	1,653	2,244,814

Description	Principal Amount (000’s omitted)		Value

Barclays Bank PLC: (continued)
Dated 10/25/13 with a maturity date of 11/27/13, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 395,335, collateralized by USD 405,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $401,202.	USD	395	$395,381
Dated 10/30/13 with a maturity date of 12/5/13, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of USD 196,466, collateralized by USD 200,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $197,114.	USD	197	196,500
Nomura International PLC:
Dated 10/2/13 with a maturity date of 11/6/13, an interest rate of 0.04% payable by the Portfolio and repurchase proceeds of EUR 959,615, collateralized by EUR 820,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,275,627.	EUR	960	1,302,960
Dated 10/2/13 with a maturity date of 11/6/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 366,627, collateralized by USD 340,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $373,193.	USD	367	366,780
Dated 10/8/13 with a maturity date of 11/11/13, an interest rate of 0.01% payable by the Portfolio and repurchase proceeds of EUR 3,525,562, collateralized by EUR 3,150,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $4,857,797.	EUR	3,526	4,786,870
Dated 10/11/13 with a maturity date of 11/18/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 838,346, collateralized by USD 703,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $849,929.	USD	839	838,731
Dated 10/23/13 with a maturity date of 12/9/13, an interest rate of 0.00% and repurchase proceeds of EUR 1,509,292, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $2,055,247.	EUR	1,509	2,049,240

Total Repurchase Agreements (identified cost $28,604,347)			$28,539,051

25	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Other — 0.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(8)	$2,728	$2,727,888

Total Other (identified cost $2,727,888)		$2,727,888

Total Short-Term Investments (identified cost $94,839,277)		$94,371,943

Total Investments — 101.0% (identified cost $607,713,900)		$570,096,834

Currency Put Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Indian Rupee	Deutsche Bank	INR 135,206	INR 67.00	6/16/14	$(56,474)
Indian Rupee	Goldman Sachs International	INR 128,960	INR 65.00	6/9/14	(74,811)
Indian Rupee	Goldman Sachs International	INR 222,192	INR 72.00	7/1/14	(45,586)
Indian Rupee	JPMorgan Chase Bank	INR 131,235	INR 65.00	6/9/14	(76,130)
Indian Rupee	JPMorgan Chase Bank	INR 114,168	INR 67.00	6/16/14	(47,686)
Indian Rupee	JPMorgan Chase Bank	INR 254,882	INR 70.00	6/19/14	(66,000)
Indian Rupee	JPMorgan Chase Bank	INR 211,608	INR 72.00	7/1/14	(43,415)

Total Currency Put Options Written (premiums received $324,746)					$(410,102)

Other Assets, Less Liabilities — (0.9)%					$(4,823,509)

Net Assets — 100.0%					$564,863,223

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	–	Australian Dollar
BAM	–	Bosnia-Herzegovina Convertible Mark
BRL	–	Brazilian Real
CLP	–	Chilean Peso
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
COP	–	Colombian Peso

CRC	–	Costa Rican Colon
EUR	–	Euro
GBP	–	British Pound Sterling
GHS	–	Ghanaian Cedi
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
NZD	–	New Zealand Dollar
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2013, the aggregate value of these securities is $28,433,092 or 5.0% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Amount is less than 0.05%.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2013, the aggregate value of these securities is $34,203,344 or 6.1% of the Portfolio’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2013.

(6)	Non-income producing.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013.

26	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Securities Sold Short — (4.9)%

Foreign Government Bonds — (4.9)%

Security	Principal Amount (000’s omitted)		Value

Belgium — (0.9)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,842,857)

Total Belgium			$(4,842,857)

Dominican Republic — (0.3)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(405)	$(400,343)
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(730)	(721,605)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(720)	(812,880)

Total Dominican Republic			$(1,934,828)

France — (1.9)%
Government of France, 3.75%, 4/25/17	EUR	(5,450)	$(8,204,455)
Government of France, 3.75%, 10/25/19	EUR	(820)	(1,274,826)
Government of France, 4.00%, 10/25/38	EUR	(969)	(1,499,509)

Total France			$(10,978,790)

Germany — (0.4)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(2,049,444)

Total Germany			$(2,049,444)

Qatar — (0.7)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(340)	$(368,900)
Qatar Government International Bond, 5.25%, 1/20/20	USD	(440)	(500,500)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(1,263)	(1,521,915)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(1,473)	(1,438,090)

Total Qatar			$(3,829,405)

Supranational — (0.7)%
European Investment Bank, 3.625%, 1/15/21	EUR	(700)	$(1,079,346)
European Investment Bank, 4.25%, 4/15/19	EUR	(980)	(1,548,348)
European Investment Bank, 4.625%, 4/15/20	EUR	(900)	(1,464,925)

Total Supranational			$(4,092,619)

Total Foreign Government Bonds (proceeds $26,264,805)			$(27,727,943)

Total Securities Sold Short (proceeds $26,264,805)			$(27,727,943)

EUR	–	Euro
USD	–	United States Dollar

27	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2013

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2013
Investments —
Securities of unaffiliated issuers, at value (identified cost, $596,590,089)	$560,432,855
Affiliated investment, at value (identified cost, $2,727,888)	2,727,888
Precious metals, at value (identified cost, $8,395,923)	6,936,091
Total Investments, at value (identified cost, $607,713,900)	$570,096,834
Cash	$1,728,878
Restricted cash*	431,388
Foreign currency, at value (identified cost, $4,587,895)	4,552,744
Interest and dividends receivable	8,828,563
Interest receivable from affiliated investment	863
Receivable for investments sold	331,051
Receivable for open forward foreign currency exchange contracts	4,866,210
Receivable for open swap contracts	9,402,109
Premium receivable on open swap contracts	9,248
Premium paid on open swap contracts	5,657,841
Tax reclaims receivable	6,755
Total assets	$605,912,484

Liabilities
Written options outstanding, at value (premiums received, $324,746)	$410,102
Payable for investments purchased	2,259,371
Payable for variation margin on open centrally cleared swap contracts	31,352
Payable for variation margin on open futures contracts	31,777
Payable for open forward foreign currency exchange contracts	3,989,149
Payable for open swap contracts	3,697,778
Premium payable on open swap contracts	49,547
Premium received on open swap contracts	1,401,294
Payable for securities sold short, at value (proceeds, $26,264,805)	27,727,943
Payable to affiliates:
Investment adviser fee	322,493
Trustees’ fees	2,312
Interest payable	284,405
Accrued foreign capital gains taxes	542,389
Accrued expenses	299,349
Total liabilities	$41,049,261
Net Assets applicable to investors’ interest in Portfolio	$564,863,223

Sources of Net Assets
Investors’ capital	$599,105,934
Net unrealized depreciation	(34,242,711)
Total	$564,863,223

*	Represents restricted cash on deposit at the broker for open centrally cleared swap contracts.

28	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2013

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2013
Interest (net of foreign taxes, $1,085,370)	$45,517,630
Dividends (net of foreign taxes, $15,042)	84,187
Interest allocated from affiliated investment	31,765
Expenses allocated from affiliated investment	(3,819)
Total investment income	$45,629,763

Expenses
Investment adviser fee	$4,773,677
Trustees’ fees and expenses	29,428
Custodian fee	1,117,615
Legal and accounting services	123,950
Interest expense and fees	52,104
Interest expense on securities sold short	957,053
Miscellaneous	48,461
Total expenses	$7,102,288
Deduct —
Reduction of custodian fee	$937
Total expense reductions	$937

Net expenses	$7,101,351

Net investment income	$38,528,412

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $19,501)	$(21,216,967)
Investment transactions allocated from affiliated investment	866
Written options	1,265,288
Securities sold short	(1,173,233)
Futures contracts	873,693
Swap contracts	(717,765)
Forward commodity contracts	58,391
Foreign currency and forward foreign currency exchange contract transactions	(8,759,388)
Net realized loss	$(29,669,115)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $542,389 and including net decrease of $572,825 from precious metals)	$(33,440,761)
Written options	(725,537)
Securities sold short	25,353
Futures contracts	(527,387)
Swap contracts	(3,470,000)
Foreign currency and forward foreign currency exchange contracts	3,641,199
Net change in unrealized appreciation (depreciation)	$(34,497,133)

Net realized and unrealized loss	$(64,166,248)

Net decrease in net assets from operations	$(25,637,836)

29	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2013

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$38,528,412	$42,190,632
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(29,669,115)	(1,666,412)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	(34,497,133)	12,081,830
Net increase (decrease) in net assets from operations	$(25,637,836)	$52,606,050
Capital transactions —
Contributions	$116,668,048	$100,744,364
Withdrawals	(301,259,865)	(181,643,952)
Net decrease in net assets from capital transactions	$(184,591,817)	$(80,899,588)

Net decrease in net assets	$(210,229,653)	$(28,293,538)

Net Assets
At beginning of year	$775,092,876	$803,386,414
At end of year	$564,863,223	$775,092,876

30	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2013

Consolidated Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2013		2012		2011		2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.97	%(2)	0.97	%(2)	0.92	%(2)	0.93%	0.91%
Net investment income	5.25%		5.53%		4.90%		5.30%	5.70%
Portfolio Turnover	27%		24%		16%		17%	26%

Total Return	(3.10)%		7.78%		0.13%		19.03%	30.48%

Net assets, end of year (000’s omitted)	$564,863		$775,093		$803,386		$400,648	$116,040

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes interest and dividend expenses, primarily on securities sold short, of 0.14%, 0.15% and 0.08% for the years ended October 31, 2013, 2012 and 2011, respectively.

31	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2013, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund (formerly, Eaton Vance Strategic Income Fund), Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 92.1%, 3.8%, 2.8%, and 1.2%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2013 were $21,536,299 or 3.8% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, or in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

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Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes an the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

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Notes to Consolidated Financial Statements — continued

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the

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Notes to Consolidated Financial Statements — continued

event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk in minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

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Notes to Consolidated Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.650% of its respective average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2013, the Portfolio’s investment adviser fee amounted to $4,773,677 or 0.65% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and securities sold short, aggregated $155,086,565 and $232,653,233, respectively, for the year ended October 31, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$617,210,272

Gross unrealized appreciation	$16,052,770
Gross unrealized depreciation	(63,166,208)

Net unrealized depreciation	$(47,113,438)

The net unrealized appreciation (depreciation) on derivative contracts, foreign currency and securities sold short at October 31, 2013 on a federal income tax basis was $1,073,839.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at October 31, 2013 is included in the Portfolio of investments.

A summary of obligations under these financial instruments at October 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/1/13	Japanese Yen 166,647,000	United States Dollar 1,698,192	Standard Chartered Bank	$3,420	$—	$3,420
11/1/13	Russian Ruble 345,373,000	United States Dollar 10,779,634	HSBC Bank USA	10,537	—	10,537

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Emerging Markets Local Income Portfolio

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/1/13	Russian Ruble 262,210,285	United States Dollar 8,039,019	HSBC Bank USA	$—	$(136,976)	$(136,976)
11/1/13	Russian Ruble 83,162,715	United States Dollar 2,549,072	Standard Chartered Bank	—	(44,029)	(44,029)
11/1/13	United States Dollar 8,183,995	Russian Ruble 262,210,285	HSBC Bank USA	—	(8,000)	(8,000)
11/1/13	United States Dollar 10,799,656	Russian Ruble 345,373,000	HSBC Bank USA	—	(30,560)	(30,560)
11/1/13	United States Dollar 69,063	Japanese Yen 6,786,000	Nomura International PLC	—	(50)	(50)
11/1/13	United States Dollar 1,626,943	Japanese Yen 159,861,000	Nomura International PLC	—	(1,183)	(1,183)
11/1/13	United States Dollar 2,595,639	Russian Ruble 83,162,715	Standard Chartered Bank	—	(2,537)	(2,537)
11/4/13	Brazilian Real 2,243,000	United States Dollar 1,018,342	BNP Paribas	17,092	—	17,092
11/4/13	Brazilian Real 6,730,000	United States Dollar 2,955,108	BNP Paribas	—	(49,088)	(49,088)
11/4/13	Brazilian Real 3,350,713	United States Dollar 1,400,800	BNP Paribas	—	(94,921)	(94,921)
11/4/13	Brazilian Real 5,542,000	United States Dollar 2,516,117	Citibank NA	42,231	—	42,231
11/4/13	Brazilian Real 2,191,287	United States Dollar 946,212	Goldman Sachs International	—	(31,954)	(31,954)
11/4/13	Brazilian Real 4,487,000	United States Dollar 2,037,138	Morgan Stanley & Co. International PLC	34,192	—	34,192
11/4/13	United States Dollar 1,521,254	Brazilian Real 3,350,713	BNP Paribas	—	(25,533)	(25,533)
11/4/13	United States Dollar 1,028,427	Brazilian Real 2,243,000	BNP Paribas	—	(27,177)	(27,177)
11/4/13	United States Dollar 3,055,480	Brazilian Real 6,730,000	BNP Paribas	—	(51,284)	(51,284)
11/4/13	United States Dollar 2,405,278	Brazilian Real 5,542,000	Citibank NA	68,609	—	68,609
11/4/13	United States Dollar 994,864	Brazilian Real 2,191,287	Goldman Sachs International	—	(16,698)	(16,698)
11/4/13	United States Dollar 2,057,785	Brazilian Real 4,487,000	Morgan Stanley & Co. International PLC	—	(54,839)	(54,839)
11/5/13	Euro 5,572,000	United States Dollar 7,584,049	Goldman Sachs International	18,653	—	18,653
11/5/13	Indian Rupee 97,540,000	United States Dollar 1,589,635	Citibank NA	2,457	—	2,457
11/5/13	Indian Rupee 90,254,866	United States Dollar 1,304,544	Citibank NA	—	(164,090)	(164,090)
11/5/13	Indian Rupee 97,540,000	United States Dollar 1,588,341	Goldman Sachs International	1,163	—	1,163
11/5/13	Swiss Franc 1,354,000	United States Dollar 1,469,057	Goldman Sachs International	—	(23,213)	(23,213)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/5/13	Swiss Franc 996,040	United States Dollar 1,062,431	Goldman Sachs International	$—	$(35,324)	$(35,324)
11/5/13	Swiss Franc 1,559,600	United States Dollar 1,668,503	Goldman Sachs International	—	(50,362)	(50,362)
11/5/13	Swiss Franc 2,960,880	United States Dollar 3,200,778	Goldman Sachs International	—	(62,465)	(62,465)
11/5/13	United States Dollar 1,469,710	Indian Rupee 90,254,866	Citibank NA	—	(1,076)	(1,076)
11/5/13	United States Dollar 1,588,341	Indian Rupee 97,540,000	Citibank NA	—	(1,163)	(1,163)
11/5/13	United States Dollar 1,574,496	Indian Rupee 97,540,000	Goldman Sachs International	12,682	—	12,682
11/5/13	United States Dollar 7,585,867	Swiss Franc 6,870,520	Goldman Sachs International	—	(13,734)	(13,734)
11/5/13	United States Dollar 3,835,609	Euro 2,786,000	Goldman Sachs International	—	(52,911)	(52,911)
11/5/13	United States Dollar 3,844,755	Euro 2,786,000	Goldman Sachs International	—	(62,057)	(62,057)
11/6/13	Philippine Peso 113,506,614	United States Dollar 2,637,174	Goldman Sachs International	10,618	—	10,618
11/6/13	United States Dollar 686,555	Philippine Peso 29,848,000	Barclays Bank PLC	4,131	—	4,131
11/12/13	Russian Ruble 367,818,000	United States Dollar 11,325,405	Bank of America	—	(129,487)	(129,487)
11/12/13	Russian Ruble 292,738,000	United States Dollar 9,026,237	HSBC Bank USA	—	(90,452)	(90,452)
11/12/13	United States Dollar 10,326,632	Euro 7,854,863	Goldman Sachs International	338,492	—	338,492
11/12/13	United States Dollar 691,996	Euro 510,766	Goldman Sachs International	1,508	—	1,508
11/12/13	United States Dollar 455,524	Euro 336,247	Goldman Sachs International	1,023	—	1,023
11/12/13	United States Dollar 295,238	Euro 217,450	Goldman Sachs International	9	—	9
11/12/13	United States Dollar 571,177	Euro 420,562	Goldman Sachs International	—	(150)	(150)
11/13/13	Euro 275,797	Romanian Leu 1,234,000	JPMorgan Chase Bank	3,090	—	3,090
11/13/13	Romanian Leu 1,504,000	Euro 337,826	Standard Chartered Bank	—	(1,480)	(1,480)
11/18/13	Indian Rupee 90,254,866	United States Dollar 1,464,701	Citibank NA	9,357	—	9,357
11/18/13	Japanese Yen 706,770,000	United States Dollar 7,124,626	Goldman Sachs International	—	(63,566)	(63,566)
11/18/13	United States Dollar 1,253,005	Indian Rupee 79,859,000	Barclays Bank PLC	34,708	—	34,708
11/18/13	United States Dollar 488,092	Japanese Yen 48,160,000	Goldman Sachs International	1,719	—	1,719

38

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/18/13	United States Dollar 3,060,140	Japanese Yen 297,165,000	Goldman Sachs International	$—	$(37,829)	$(37,829)
11/18/13	United States Dollar 770,546	Indian Rupee 49,110,000	Standard Chartered Bank	21,344	—	21,344
11/20/13	Chilean Peso 374,859,000	United States Dollar 720,329	JPMorgan Chase Bank	—	(9,750)	(9,750)
11/20/13	Chilean Peso 864,354,000	United States Dollar 1,662,219	Standard Chartered Bank	—	(21,205)	(21,205)
11/20/13	United States Dollar 572,569	Chilean Peso 289,376,248	JPMorgan Chase Bank	—	(8,977)	(8,977)
11/20/13	United States Dollar 1,643,754	Chilean Peso 823,191,852	JPMorgan Chase Bank	—	(40,498)	(40,498)
11/20/13	United States Dollar 252,885	Chilean Peso 126,644,900	Standard Chartered Bank	—	(6,230)	(6,230)
11/22/13	United States Dollar 811,790	Colombian Peso 1,543,700,000	Standard Chartered Bank	2,688	—	2,688
11/25/13	Euro 8,429,378	United States Dollar 11,409,374	State Street Bank and Trust Co.	—	(36,139)	(36,139)
11/25/13	United States Dollar 4,317,747	Israeli Shekel 15,245,100	Standard Chartered Bank	3,941	—	3,941
11/26/13	Malaysian Ringgit 5,753,131	United States Dollar 1,805,980	Barclays Bank PLC	—	(3,343)	(3,343)
11/26/13	Malaysian Ringgit 8,251,178	United States Dollar 2,602,567	JPMorgan Chase Bank	7,623	—	7,623
11/26/13	Malaysian Ringgit 2,146,692	United States Dollar 642,318	JPMorgan Chase Bank	—	(32,803)	(32,803)
11/26/13	Thai Baht 10,589,045	United States Dollar 324,320	Bank of America	—	(15,420)	(15,420)
11/26/13	Thai Baht 38,721,023	United States Dollar 1,187,944	JPMorgan Chase Bank	—	(54,386)	(54,386)
11/26/13	Thai Baht 30,191,926	United States Dollar 967,473	Standard Chartered Bank	—	(1,208)	(1,208)
11/26/13	United States Dollar 33,364,548	Malaysian Ringgit 111,571,050	BNP Paribas	1,723,851	—	1,723,851
11/26/13	United States Dollar 1,167,131	Thai Baht 36,737,000	Citibank NA	11,543	—	11,543
11/26/13	United States Dollar 889,311	Thai Baht 27,985,000	Deutsche Bank	8,562	—	8,562
11/26/13	United States Dollar 957,548	Thai Baht 30,126,469	Goldman Sachs International	9,033	—	9,033
11/27/13	Euro 576,769	United States Dollar 796,478	BNP Paribas	13,331	—	13,331
11/29/13	New Zealand Dollar 4,816,941	United States Dollar 4,067,993	JPMorgan Chase Bank	95,987	—	95,987
11/29/13	New Zealand Dollar 12,659,027	United States Dollar 10,444,774	JPMorgan Chase Bank	6,253	—	6,253
11/29/13	Russian Ruble 345,373,000	United States Dollar 10,748,174	HSBC Bank USA	24,219	—	24,219

39

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/29/13	Sri Lankan Rupee 19,085,000	United States Dollar 140,693	HSBC Bank USA	$—	$(4,367)	$(4,367)
11/29/13	Sri Lankan Rupee 21,784,068	United States Dollar 160,413	HSBC Bank USA	—	(5,161)	(5,161)
11/29/13	United States Dollar 978,012	New Zealand Dollar 1,182,857	JPMorgan Chase Bank	—	(2,639)	(2,639)
11/29/13	United States Dollar 2,973,351	New Zealand Dollar 3,594,303	JPMorgan Chase Bank	—	(9,521)	(9,521)
11/29/13	United States Dollar 2,305,476	Kenyan Shilling 200,000,000	Standard Chartered Bank	24,563	—	24,563
12/3/13	Brazilian Real 6,111,000	United States Dollar 2,780,065	Morgan Stanley & Co. International PLC	71,236	—	71,236
12/3/13	United States Dollar 2,749,884	Singapore Dollar 3,508,000	Goldman Sachs International	74,181	—	74,181
12/4/13	Euro 1,544,020	Singapore Dollar 2,630,000	Goldman Sachs International	20,714	—	20,714
12/5/13	Serbian Dinar 470,618,230	Euro 4,094,112	Citibank NA	—	(7,476)	(7,476)
12/9/13	Mexican Peso 5,842,000	United States Dollar 449,391	Barclays Bank PLC	2,868	—	2,868
12/9/13	Mexican Peso 25,414,000	United States Dollar 1,922,537	Goldman Sachs International	—	(19,938)	(19,938)
12/9/13	United States Dollar 10,859,375	Mexican Peso 139,000,000	Nomura International PLC	—	(235,150)	(235,150)
12/9/13	United States Dollar 33,979,135	Mexican Peso 434,932,922	Nomura International PLC	—	(735,788)	(735,788)
12/11/13	South African Rand 32,450,071	United States Dollar 3,206,529	Bank of America	—	(8,593)	(8,593)
12/11/13	South African Rand 23,181,000	United States Dollar 2,279,246	Deutsche Bank	—	(17,505)	(17,505)
12/11/13	South African Rand 37,527,929	United States Dollar 3,711,961	Standard Chartered Bank	—	(6,270)	(6,270)
12/11/13	United States Dollar 3,274,609	South African Rand 32,948,460	Barclays Bank PLC	—	(10,107)	(10,107)
12/11/13	United States Dollar 19,838,378	South African Rand 200,566,000	Standard Chartered Bank	33,510	—	33,510
12/13/13	Euro 543,352	Norwegian Krone 4,431,250	Goldman Sachs International	5,511	—	5,511
12/13/13	Euro 1,628,877	Norwegian Krone 13,293,750	HSBC Bank USA	18,134	—	18,134
12/16/13	Hungarian Forint 334,117,368	United States Dollar 1,529,470	BNP Paribas	—	(1,043)	(1,043)
12/16/13	Hungarian Forint 606,851,513	United States Dollar 2,689,738	Deutsche Bank	—	(90,106)	(90,106)
12/16/13	Russian Ruble 4,903,000	United States Dollar 149,391	Goldman Sachs International	—	(2,358)	(2,358)
12/16/13	Russian Ruble 62,347,000	United States Dollar 1,911,898	Goldman Sachs International	—	(17,754)	(17,754)

40

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

12/16/13	Thai Baht 15,346,475	United States Dollar 492,506	JPMorgan Chase Bank	$738	$—	$738
12/16/13	United States Dollar 16,855,339	Thai Baht 532,595,000	Bank of America	211,321	—	211,321
12/16/13	United States Dollar 1,570,698	Russian Ruble 52,210,000	Credit Suisse International	45,212	—	45,212
12/16/13	United States Dollar 722,241	Russian Ruble 23,397,000	Credit Suisse International	1,901	—	1,901
12/16/13	United States Dollar 585,157	Russian Ruble 18,943,000	Goldman Sachs International	1,133	—	1,133
12/16/13	United States Dollar 6,617,456	Hungarian Forint 1,509,574,000	Nomura International PLC	297,548	—	297,548
12/17/13	Japanese Yen 771,330,000	United States Dollar 7,775,504	Bank of America	—	(70,813)	(70,813)
12/18/13	Euro 10,651,653	Polish Zloty 45,289,232	Deutsche Bank	200,092	—	200,092
12/18/13	Euro 639,753	Israeli Shekel 3,030,000	JPMorgan Chase Bank	—	(10,074)	(10,074)
12/18/13	Euro 1,318,462	Polish Zloty 5,556,000	Standard Chartered Bank	8,610	—	8,610
12/18/13	Polish Zloty 5,705,255	United States Dollar 1,814,058	BNP Paribas	—	(33,154)	(33,154)
12/18/13	United States Dollar 36,647,999	Polish Zloty 115,094,873	Goldman Sachs International	616,691	—	616,691
12/23/13	United States Dollar 5,694,048	Singapore Dollar 7,066,000	Standard Chartered Bank	—	(5,556)	(5,556)
1/3/14	Brazilian Real 12,645,000	United States Dollar 5,610,027	Goldman Sachs International	40,546	—	40,546
1/3/14	United States Dollar 4,949,640	Brazilian Real 11,008,000	Bank of America	—	(101,175)	(101,175)
1/3/14	United States Dollar 36,074,945	Brazilian Real 82,070,500	State Street Bank and Trust Co.	72,946	—	72,946
1/7/14	United States Dollar 4,442,717	New Turkish Lira 8,966,291	Deutsche Bank	—	(2,362)	(2,362)
1/7/14	United States Dollar 9,277,604	New Turkish Lira 18,687,877	HSBC Bank USA	—	(22,852)	(22,852)
1/8/14	Euro 1,644,000	United States Dollar 2,232,273	Australia and New Zealand Banking Group Limited	—	(73)	(73)
1/8/14	Sri Lankan Rupee 27,547,235	United States Dollar 204,356	Standard Chartered Bank	—	(3,255)	(3,255)
1/9/14	Euro 964,829	Czech Koruna 24,708,000	JPMorgan Chase Bank	—	(9,335)	(9,335)
1/9/14	Euro 379,075	Czech Koruna 9,674,000	Standard Chartered Bank	—	(5,437)	(5,437)
1/9/14	Euro 1,546,192	Czech Koruna 39,574,000	Standard Chartered Bank	—	(16,113)	(16,113)
1/9/14	Euro 1,466,706	Czech Koruna 37,445,000	Standard Chartered Bank	—	(20,265)	(20,265)

41

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

1/15/14	Australian Dollar 2,029,000	United States Dollar 1,880,295	Goldman Sachs International	$—	$(28,361)	$(28,361)
1/15/14	Australian Dollar 782,000	United States Dollar 726,236	Morgan Stanley & Co. International PLC	—	(9,382)	(9,382)
1/15/14	Australian Dollar 9,454,244	United States Dollar 8,780,062	Morgan Stanley & Co. International PLC	—	(113,429)	(113,429)
1/15/14	British Pound Sterling 4,692,216	United States Dollar 7,473,621	Goldman Sachs International	—	(45,770)	(45,770)
1/15/14	Euro 2,498,000	United States Dollar 3,369,372	JPMorgan Chase Bank	—	(22,639)	(22,639)
1/15/14	Hungarian Forint 1,335,899,381	Euro 4,492,834	JPMorgan Chase Bank	—	(7,405)	(7,405)
1/17/14	Euro 2,886,209	Polish Zloty 12,119,480	JPMorgan Chase Bank	—	(2,178)	(2,178)
1/17/14	Euro 3,360,679	Polish Zloty 14,094,520	Standard Chartered Bank	—	(8,130)	(8,130)
1/22/14	Euro 3,360,000	United States Dollar 4,534,807	Deutsche Bank	—	(27,763)	(27,763)
1/29/14	Euro 1,254,000	United States Dollar 1,702,067	Goldman Sachs International	—	(771)	(771)
1/30/14	United States Dollar 2,915,455	Peruvian New Sol 8,121,000	Bank of Nova Scotia	—	(14,269)	(14,269)
2/3/14	Euro 132,502	United States Dollar 179,247	Goldman Sachs International	—	(682)	(682)
2/3/14	Japanese Yen 159,861,000	United States Dollar 1,627,912	Nomura International PLC	1,179	—	1,179
2/3/14	Japanese Yen 6,786,000	United States Dollar 69,104	Nomura International PLC	50	—	50
2/4/14	Brazilian Real 2,243,000	United States Dollar 1,006,552	BNP Paribas	26,519	—	26,519
2/4/14	Brazilian Real 4,487,000	United States Dollar 2,014,095	Morgan Stanley & Co. International PLC	53,593	—	53,593
2/4/14	Swiss Franc 6,870,520	United States Dollar 7,591,567	Goldman Sachs International	13,565	—	13,565
2/4/14	United States Dollar 7,585,080	Euro 5,572,000	Goldman Sachs International	—	(18,642)	(18,642)
2/5/14	Euro 8,656,000	United States Dollar 11,748,962	Goldman Sachs International	—	(5,384)	(5,384)
2/6/14	Nigerian Naira 293,067,565	United States Dollar 1,738,654	Deutsche Bank	—	(56,615)	(56,615)
2/6/14	United States Dollar 2,043,275	Nigerian Naira 349,400,000	Deutsche Bank	97,075	—	97,075
2/12/14	Euro 14,485,000	United States Dollar 19,552,143	Standard Chartered Bank	—	(117,917)	(117,917)
2/19/14	Euro 362,000	United States Dollar 491,230	Bank of America	—	(358)	(358)
2/26/14	Euro 2,240,000	United States Dollar 3,023,462	Deutsche Bank	—	(18,453)	(18,453)

42

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/5/14	Euro 330,679	United States Dollar 454,741	Bank of America	$5,674	$—	$5,674
3/5/14	Euro 193,821	United States Dollar 267,509	Bank of America	4,297	—	4,297
3/5/14	Euro 383,000	United States Dollar 519,953	Bank of America	—	(167)	(167)
3/5/14	Euro 192,252	United States Dollar 260,196	Bank of America	—	(886)	(886)
3/19/14	Euro 2,209,000	United States Dollar 2,998,430	Bank of America	—	(1,511)	(1,511)
3/21/14	Croatian Kuna 3,639,000	Euro 475,034	Citibank NA	—	(2,000)	(2,000)
3/21/14	Croatian Kuna 2,148,000	Euro 278,889	Citibank NA	—	(3,232)	(3,232)
3/21/14	Croatian Kuna 2,862,000	Euro 374,362	Deutsche Bank	—	(544)	(544)
4/2/14	Croatian Kuna 3,078,000	Euro 401,644	Citibank NA	—	(1,800)	(1,800)
4/2/14	Croatian Kuna 3,233,000	Euro 421,526	Citibank NA	—	(2,357)	(2,357)
4/2/14	Croatian Kuna 3,734,000	Euro 486,975	Citibank NA	—	(2,550)	(2,550)
4/3/14	Croatian Kuna 1,906,000	Euro 247,661	Citibank NA	—	(2,535)	(2,535)
4/3/14	Croatian Kuna 3,629,000	Euro 471,238	Citibank NA	—	(5,243)	(5,243)
4/11/14	United States Dollar 232,968	Kenyan Shilling 21,468,000	Standard Chartered Bank	10,315	—	10,315
4/17/14	United States Dollar 175,549	Khazakhstani Tenge 28,000,000	Citibank NA	585	—	585
4/17/14	United States Dollar 275,517	Khazakhstani Tenge 44,000,000	VTB Capital PLC	1,265	—	1,265
4/18/14	United States Dollar 272,727	Khazakhstani Tenge 43,500,000	VTB Capital PLC	857	—	857
4/23/14	United States Dollar 273,155	Khazakhstani Tenge 43,500,000	VTB Capital PLC	166	—	166
5/16/14	United States Dollar 4,926,788	Russian Ruble 164,209,853	Bank of America	32,945	—	32,945
5/16/14	United States Dollar 1,732,717	Russian Ruble 57,569,519	Bank of America	6,092	—	6,092
5/16/14	United States Dollar 1,952,013	Russian Ruble 65,128,925	Citibank NA	15,117	—	15,117
5/16/14	United States Dollar 2,292,744	Russian Ruble 76,514,595	Standard Chartered Bank	18,275	—	18,275
5/27/14	United States Dollar 741,831	Russian Ruble 24,695,562	Bank of America	2,847	—	2,847
5/27/14	United States Dollar 4,345,774	Russian Ruble 144,021,666	Bank of America	—	(2,894)	(2,894)

43

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/27/14	United States Dollar 2,475,310	Russian Ruble 82,415,442	BNP Paribas	$9,875	$—	$9,875
5/27/14	United States Dollar 6,145,310	Russian Ruble 212,812,100	Credit Suisse International	271,901	—	271,901
5/27/14	United States Dollar 13,395,590	Russian Ruble 443,862,887	Standard Chartered Bank	—	(11,192)	(11,192)
6/17/14	Indonesian Rupiah 1,791,351,000	United States Dollar 147,073	Standard Chartered Bank	—	(7,055)	(7,055)
7/21/14	Indonesian Rupiah 28,770,862,000	United States Dollar 2,221,688	Barclays Bank PLC	—	(235,785)	(235,785)
7/21/14	United States Dollar 1,128,301	Indonesian Rupiah 12,834,424,000	Barclays Bank PLC	—	(32,044)	(32,044)
7/21/14	United States Dollar 2,013,507	Indonesian Rupiah 22,752,632,000	Standard Chartered Bank	—	(70,084)	(70,084)
7/22/14	United States Dollar 755,571	Indonesian Rupiah 8,628,625,400	Goldman Sachs International	—	(18,712)	(18,712)
8/20/14	United States Dollar 1,769,747	Indonesian Rupiah 20,598,080,000	Standard Chartered Bank	—	(20,198)	(20,198)
9/30/14	United States Dollar 123,171	Azerbaijani Manat 101,000	Standard Bank	893	—	893
10/9/14	United States Dollar 246,626	Azerbaijani Manat 201,000	VTB Capital PLC	—	(694)	(694)
10/9/14	United States Dollar 245,549	Azerbaijani Manat 200,000	VTB Capital PLC	—	(841)	(841)
10/17/14	United States Dollar 349,519	Khazakhstani Tenge 57,758,000	Citibank NA	1,120	—	1,120
10/20/14	United States Dollar 278,619	Khazakhstani Tenge 46,000,000	Deutsche Bank	484	—	484
10/23/14	United States Dollar 182,094	Khazakhstani Tenge 30,000,000	JPMorgan Chase Bank	—	(171)	(171)
10/27/14	United States Dollar 257,654	Khazakhstani Tenge 42,500,000	HSBC Bank USA	—	(119)	(119)

				$4,866,210	$(3,989,149)	$877,061

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

12/13	84 Euro-Bobl	Short	$(13,986,160)	$(14,289,442)	$(303,282)
12/13	11 Euro-Bund	Short	(2,040,365)	(2,120,804)	(80,439)
12/13	17 Gold	Short	(2,259,759)	(2,250,290)	9,469
12/13	30 IMM 10-Year Interest Rate Swap	Long	3,051,000	2,929,542	(121,458)

44

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October 31, 2013

Notes to Consolidated Financial Statements — continued

Futures Contracts (continued)
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

12/13	8 Japan 10-Year Bond	Short	$(11,634,293)	$(11,802,706)	$(168,413)
12/13	35 Nikkei 225 Index	Long	5,042,429	5,107,801	65,372
12/13	2 U.S. 2-Year Deliverable Interest Rate Swap	Short	(200,094)	(200,141)	(47)
12/13	10 U.S. 5-Year Deliverable Interest Rate Swap	Short	(984,063)	(998,907)	(14,844)
12/13	31 U.S. 10-Year Deliverable Interest Rate Swap	Short	(2,949,249)	(3,032,672)	(83,423)
12/14	9 Copper	Short	(1,648,207)	(1,640,025)	8,182

					$(688,883)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	NZD	10,000	Pays	3-month NZD Bank Bill	4.71%	10/8/16	$13,574
LCH.Clearnet	NZD	8,500	Pays	3-month NZD Bank Bill	4.74	10/10/16	12,378
LCH.Clearnet	NZD	10,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	17,207
LCH.Clearnet	PLN	20,000	Pays	6-month PLN WIBOR	3.04	5/8/23	(467,840)

							$(424,681)

NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	CLP	574,400	Receives	6-month Sinacofi Chile Interbank Rate	4.80%	5/10/18	$(10,656)
Bank of America	CLP	1,330,352	Receives	6-month Sinacofi Chile Interbank Rate	4.76	5/13/18	(19,890)
Bank of America	CLP	290,784	Receives	6-month Sinacofi Chile Interbank Rate	4.73	5/16/18	(3,571)
Bank of America	CLP	950,820	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/20/18	(12,552)

45

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46%	9/24/20	$55,060
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	71,692
Bank of America	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	18,831
Bank of America	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(341)
Bank of America	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	21,254
Bank of America	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	35,468
Bank of America	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	32,786
Bank of America	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	59,205
Bank of America	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(26,340)
Bank of America	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(33,020)
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	84,671
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	333,623
Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	54,437
Barclays Bank PLC	MXN	48,400	Pays	Mexico Interbank TIIE 28 Day	7.11	5/21/21	229,982
Barclays Bank PLC	MYR	26,000	Pays	3-month MYR KLIBOR	3.39	11/23/13	3,385
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	41,501
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	99,734
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	40,903
Barclays Bank PLC	PLN	8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	70,887
Barclays Bank PLC	PLN	14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	104,205
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	46,141
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	25,045
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	65,522
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	112,820
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(40,216)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	62,238
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	74,716
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	56,825
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	(99,589)
Barclays Bank PLC	ZAR	53,700	Pays	3-month ZAR JIBAR	7.41	9/24/20	5,551
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	43,220
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(12,408)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	9,978
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(1,571)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(402,818)
Citibank NA	BRL	27,651	Pays	Brazil CETIP Interbank Deposit Rate	10.38	1/4/16	(106,842)
Citibank NA	CLP	242,680	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	(2,328)
Citibank NA	MYR	17,300	Pays	3-month MYR KLIBOR	3.72	5/7/22	(133,203)
Citibank NA	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	36,081
Citibank NA	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	28,619
Citibank NA	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	20,571
Citibank NA	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	16,727
Citibank NA	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	20,177

46

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Citibank NA	PLN	1,340	Pays	6-month PLN WIBOR	3.82%	11/14/17	$16,189
Citibank NA	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	48,427
Citibank NA	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(22,058)
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	31,953
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	115,652
Credit Suisse International	MXN	45,000	Pays	Mexico Interbank TIIE 28 Day	5.84	10/1/15	104,850
Credit Suisse International	MXN	41,500	Pays	Mexico Interbank TIIE 28 Day	6.36	10/23/20	70,398
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(60,696)
Credit Suisse International	PLN	1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	21,163
Deutsche Bank	BRL	19,700	Pays	Brazil CETIP Interbank Deposit Rate	10.02	7/1/15	197,614
Deutsche Bank	BRL	2,849	Pays	Brazil CETIP Interbank Deposit Rate	11.40	1/2/17	7,985
Deutsche Bank	BRL	5,848	Pays	Brazil CETIP Interbank Deposit Rate	11.46	1/2/17	20,579
Deutsche Bank	BRL	7,094	Pays	Brazil CETIP Interbank Deposit Rate	11.52	1/2/17	32,223
Deutsche Bank	BRL	8,583	Pays	Brazil CETIP Interbank Deposit Rate	11.24	1/2/17	5,505
Deutsche Bank	CLP	583,420	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	(9,769)
Deutsche Bank	CLP	1,685,450	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/13/18	(16,063)
Deutsche Bank	CLP	661,662	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	(8,704)
Deutsche Bank	CLP	471,301	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	(4,520)
Deutsche Bank	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	328,115
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	101,358
Deutsche Bank	PLN	5,400	Pays	6-month PLN WIBOR	4.85	4/23/14	61,996
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	84,983
Deutsche Bank	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	21,496
Deutsche Bank	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	66,036
Deutsche Bank	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	32,593
Deutsche Bank	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	23,680
Deutsche Bank	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	17,115
Deutsche Bank	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	12,144
Deutsche Bank	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(5,614)
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	12,969
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	468,990
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	442,016
Goldman Sachs International	ZAR	31,560	Pays	3-month ZAR JIBAR	8.07	7/7/21	94,566
HSBC Bank USA	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	257,556
HSBC Bank USA	PLN	35,600	Pays	6-month PLN WIBOR	4.02	11/6/15	504,088
HSBC Bank USA	THB	262,000	Pays	6-month THBFIX	2.67	10/21/15	4,837
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26	8/19/20	(46,759)

47

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

HSBC Bank USA	THB	159,000	Pays	6-month THBFIX	3.50%	11/25/20	$1,906
JPMorgan Chase Bank	BRL	11,100	Pays	Brazil CETIP Interbank Deposit Rate	9.19	1/2/17	(223,021)
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	756
JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	52,073
JPMorgan Chase Bank	NZD	7,000	Pays	3-month NZD Bank Bill	4.70	10/8/16	8,054
JPMorgan Chase Bank	NZD	830	Pays	3-month NZD Bank Bill	4.06	6/4/23	(33,449)
JPMorgan Chase Bank	PLN	31,500	Pays	6-month PLN WIBOR	5.06	11/26/13	393,376
JPMorgan Chase Bank	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	13,361
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	296,857
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	195,978
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	(72,154)
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month ZAR JIBAR	9.05	10/12/15	219,665
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexico Interbank TIIE 28 Day	4.82	9/4/14	65,320
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	83,234
Morgan Stanley & Co. International PLC	PLN	32,000	Pays	6-month PLN WIBOR	4.87	10/26/16	478,687
Normura International PLC	BRL	9,479	Pays	Brazil CETIP Interbank Deposit Rate	8.09	1/4/16	(245,567)
Normura International PLC	BRL	6,759	Pays	Brazil CETIP Interbank Deposit Rate	9.18	1/5/21	(443,875)
Standard Bank	ZAR	62,500	Pays	3-month ZAR JIBAR	7.98	5/20/19	273,249
Standard Bank	ZAR	22,000	Pays	3-month ZAR JIBAR	7.93	6/2/21	53,328
Standard Bank	ZAR	32,700	Pays	3-month ZAR JIBAR	7.12	6/27/22	(125,723)

							$5,101,458

BRL	–	Brazilian Real
CLP	–	Chilean Peso
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
THB	–	Thai Baht
ZAR	–	South African Rand

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Romania	BNP Paribas	$280	1.00	%(1)	9/20/18	1.75%	$(9,510)	$10,165	$655
Romania	Goldman Sachs International	310	1.00	(1)	9/20/18	1.75	(10,528)	11,236	708

48

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America	$775	1.00	%(1)	12/20/15	1.03%	$355	$2,668	$3,023
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.03	241	1,894	2,135
South Africa	Bank of America	2,600	1.00	(1)	9/20/17	1.54	(49,705)	66,245	16,540
South Africa	Bank of America	680	1.00	(1)	9/20/17	1.54	(13,000)	8,053	(4,947)
South Africa	Bank of America	920	1.00	(1)	9/20/17	1.54	(17,588)	12,223	(5,365)
South Africa	Bank of America	3,040	1.00	(1)	9/20/17	1.54	(58,117)	30,409	(27,708)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.03	344	3,005	3,349
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.03	259	2,283	2,542
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.54	(8,603)	8,894	291
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.54	(8,239)	7,943	(296)
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.54	(14,338)	15,361	1,023
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	1.54	(21,793)	19,754	(2,039)
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	1.03	385	7,554	7,939
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	1.03	362	3,479	3,841
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	1.03	356	3,135	3,491
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.54	(24,853)	35,888	11,035
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	0.97	872	4,496	5,368
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.03	279	2,465	2,744
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/17	1.54	(38,235)	50,958	12,723
South Africa	Deutsche Bank	810	1.00	(1)	9/20/17	1.54	(15,485)	22,923	7,438
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	1.03	376	3,611	3,987
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	1.03	374	3,456	3,830
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.54	(9,750)	13,712	3,962
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	0.97	2,615	8,215	10,830
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.54	(7,647)	6,071	(1,576)
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.54	(95,587)	59,349	(36,238)
Turkey	Bank of America	7,576	1.00	(1)	12/20/17	1.61	(174,516)	148,772	(25,744)

Total		$37,462					$(570,676)	$574,217	$3,541

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$(311)	$—	$(311)
Austria	Barclays Bank PLC	200	1.42		3/20/14	(1,384)	—	(1,384)
Brazil	Bank of America	1,760	1.00	(1)	12/20/20	108,654	(40,033)	68,621
Brazil	Bank of America	883	1.00	(1)	12/20/20	54,512	(23,482)	31,030
Brazil	Bank of America	387	1.00	(1)	12/20/20	23,892	(10,067)	13,825

49

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Brazil	Bank of America	$120	1.00	%(1)	12/20/20	$7,408	$(2,986)	$4,422
Brazil	Barclays Bank PLC	450	1.65		9/20/19	3,987	—	3,987
Brazil	Goldman Sachs International	691	1.00	(1)	9/20/22	56,762	(55,372)	1,390
Bulgaria	Barclays Bank PLC	448	1.00	(1)	12/20/18	5,421	(5,451)	(30)
Bulgaria	BNP Paribas	243	1.00	(1)	6/20/18	1,639	(1,295)	344
Bulgaria	BNP Paribas	280	1.00	(1)	9/20/18	2,649	(2,593)	56
Bulgaria	BNP Paribas	300	1.00	(1)	9/20/18	2,837	(3,186)	(349)
Bulgaria	BNP Paribas	200	1.00	(1)	12/20/18	2,420	(2,135)	285
Bulgaria	Goldman Sachs	310	1.00	(1)	9/20/18	2,933	(2,582)	351
Bulgaria	Goldman Sachs International	500	1.00	(1)	12/20/18	6,051	(5,944)	107
China	Bank of America	1,000	1.00	(1)	3/20/17	(18,773)	(20,204)	(38,977)
China	Barclays Bank PLC	1,648	1.00	(1)	3/20/17	(30,938)	(30,300)	(61,238)
China	Deutsche Bank	703	1.00	(1)	3/20/17	(13,197)	(12,284)	(25,481)
China	Deutsche Bank	1,393	1.00	(1)	3/20/17	(26,150)	(24,341)	(50,491)
Colombia	Bank of America	950	1.00	(1)	9/20/21	36,699	(33,643)	3,056
Colombia	Barclays Bank PLC	400	1.00	(1)	6/20/22	18,107	(20,140)	(2,033)
Colombia	Citibank NA	500	1.00	(1)	6/20/22	22,634	(34,160)	(11,526)
Colombia	Deutsche Bank	400	1.00	(1)	6/20/22	18,107	(22,971)	(4,864)
Colombia	Goldman Sachs International	1,410	1.00	(1)	6/20/17	(2,989)	(33,651)	(36,640)
Colombia	Goldman Sachs International	740	1.00	(1)	9/20/21	28,587	(25,746)	2,841
Colombia	Goldman Sachs International	500	1.00	(1)	6/20/22	22,634	(34,160)	(11,526)
Colombia	HSBC Bank USA	770	1.00	(1)	6/20/17	(1,632)	(18,633)	(20,265)
Colombia	HSBC Bank USA	2,100	1.00	(1)	9/20/21	81,124	(71,427)	9,697
Colombia	Morgan Stanley & Co. International PLC	1,100	1.00	(1)	9/20/21	42,493	(38,955)	3,538
Croatia	BNP Paribas	1,670	1.00	(1)	12/20/17	133,468	(93,028)	40,440
Croatia	BNP Paribas	500	1.00	(1)	6/20/18	47,324	(36,858)	10,466
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	119,882	(82,559)	37,323
Croatia	Citibank NA	680	1.00	(1)	6/20/18	64,362	(58,628)	5,734
Croatia	Citibank NA	470	1.00	(1)	6/20/18	44,486	(41,041)	3,445
Croatia	Goldman Sachs International	371	1.00	(1)	12/20/17	29,651	(20,474)	9,177
Croatia	HSBC Bank USA	357	1.00	(1)	3/20/18	31,163	(28,870)	2,293
Croatia	JPMorgan Chase Bank	355	1.00	(1)	6/20/18	33,601	(31,024)	2,577
Croatia	Morgan Stanley & Co. International PLC	310	1.00	(1)	12/20/17	24,775	(16,549)	8,226
Croatia	Morgan Stanley & Co. International PLC	327	1.00	(1)	3/20/18	28,544	(26,698)	1,846
Croatia	Morgan Stanley & Co. International PLC	340	1.00	(1)	6/20/18	32,181	(28,401)	3,780

50

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	Nomura International PLC	$160	1.00	%(1)	3/20/18	$13,966	$(9,326)	$4,640
Egypt	Bank of America	550	1.00	(1)	9/20/15	52,387	(9,926)	42,461
Egypt	Citibank NA	650	1.00	(1)	12/20/15	69,473	(18,668)	50,805
Egypt	Citibank NA	100	1.00	(1)	6/20/20	27,410	(7,356)	20,054
Egypt	Credit Suisse International	1,085	1.00	(1)	12/20/15	115,968	(31,164)	84,804
Egypt	Credit Suisse International	375	1.00	(1)	12/20/15	40,081	(10,090)	29,991
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	20,800	(3,291)	17,509
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	11,907	(2,895)	9,012
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	149,636	(30,167)	119,469
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	99,400	(24,297)	75,103
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	27,410	(7,401)	20,009
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	13,706	(3,696)	10,010
Guatemala	Citibank NA	458	1.00	(1)	9/20/20	44,497	(24,220)	20,277
Hungary	Barclays Bank PLC	500	1.00	(1)	3/20/17	20,825	(60,924)	(40,099)
Hungary	Goldman Sachs International	500	1.00	(1)	3/20/17	20,825	(60,214)	(39,389)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	1,500	(3,493)	(1,993)
Lebanon	Citibank NA	250	3.30		9/20/14	(4,552)	—	(4,552)
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	749	(1,746)	(997)
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	1,125	(2,567)	(1,442)
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	1,499	(3,545)	(2,046)
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	1,343	(1,961)	(618)
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	4,029	(5,848)	(1,819)
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	10,880	(12,702)	(1,822)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	31,086	(36,371)	(5,285)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	26,112	(32,024)	(5,912)
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	1,343	(1,810)	(467)
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	26,889	(32,804)	(5,915)
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	35,437	(43,055)	(7,618)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	288,344	(308,888)	(20,544)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(11,350)	12,465	1,115
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(10,505)	10,671	166
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	123,068	(147,276)	(24,208)
Mexico	Bank of America	300	1.00	(1)	6/20/22	9,015	(16,771)	(7,756)

51

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Mexico	Bank of America	$680	1.00	%(1)	6/20/22	$20,434	$(43,192)	$(22,758)
Mexico	Deutsche Bank	300	1.00	(1)	6/20/22	9,015	(16,977)	(7,962)
Mexico	Deutsche Bank	350	1.00	(1)	6/20/22	10,518	(21,993)	(11,475)
Mexico	Deutsche Bank	480	1.00	(1)	6/20/22	14,424	(32,599)	(18,175)
Mexico	Deutsche Bank	700	1.00	(1)	6/20/22	21,035	(41,165)	(20,130)
Mexico	Goldman Sachs International	400	1.00	(1)	6/20/22	12,021	(22,638)	(10,617)
Mexico	Goldman Sachs International	500	1.00	(1)	6/20/22	15,025	(34,126)	(19,101)
Philippines	Bank of America	700	1.00	(1)	12/20/15	(11,261)	(6,480)	(17,741)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(2,171)	—	(2,171)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(1,738)	(1,140)	(2,878)
Philippines	Citibank NA	200	1.84		12/20/14	(4,317)	—	(4,317)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(1,836)	(1,308)	(3,144)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	(8,891)	(5,857)	(14,748)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(1,738)	(1,140)	(2,878)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	(80,256)	(40,763)	(121,019)
Qatar	Barclays Bank PLC	1,991	1.00	(1)	12/20/18	(37,799)	33,522	(4,277)
Qatar	Barclays Bank PLC	700	1.00	(1)	9/20/23	662	592	1,254
Russia	Bank of America	1,210	1.00	(1)	9/20/17	13,550	(35,257)	(21,707)
Russia	Bank of America	2,220	1.00	(1)	9/20/17	24,861	(91,700)	(66,839)
Russia	Barclays Bank PLC	800	1.00	(1)	9/20/17	8,958	(35,225)	(26,267)
Russia	Citibank NA	730	1.00	(1)	9/20/17	8,174	(19,733)	(11,559)
Russia	Credit Suisse International	1,330	1.00	(1)	9/20/17	14,894	(55,390)	(40,496)
Russia	Deutsche Bank	1,962	1.00	(1)	6/20/18	42,037	(32,619)	9,418
Russia	Deutsche Bank	1,580	1.00	(1)	6/20/18	33,852	(25,948)	7,904
Russia	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	4,703	(11,503)	(6,800)
Russia	JPMorgan Chase Bank	900	1.00	(1)	9/20/17	10,079	(24,337)	(14,258)
Russia	JPMorgan Chase Bank	1,163	1.00	(1)	6/20/18	24,918	(18,879)	6,039
Russia	JPMorgan Chase Bank	870	1.00	(1)	6/20/18	18,640	(14,496)	4,144
Russia	JPMorgan Chase Bank	500	1.00	(1)	6/20/18	10,712	(7,517)	3,195
Russia	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	5,375	(13,317)	(7,942)
South Africa	Bank of America	300	1.00	(1)	12/20/19	17,112	(8,537)	8,575
South Africa	Bank of America	775	1.00	(1)	12/20/20	56,298	(21,304)	34,994
South Africa	Bank of America	525	1.00	(1)	12/20/20	38,137	(15,830)	22,307
South Africa	Bank of America	3,040	1.00	(1)	9/20/22	297,715	(191,384)	106,331
South Africa	Bank of America	2,600	1.00	(1)	9/20/22	254,624	(228,079)	26,545

52

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America	$920	1.00	%(1)	9/20/22	$90,098	$(64,144)	$25,954
South Africa	Bank of America	680	1.00	(1)	9/20/22	66,594	(45,267)	21,327
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	17,113	(9,869)	7,244
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	6,105	(2,551)	3,554
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	54,482	(21,771)	32,711
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	41,043	(15,474)	25,569
South Africa	Barclays Bank PLC	500	1.00	(1)	9/20/22	48,966	(37,660)	11,306
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/22	42,209	(34,818)	7,391
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/22	111,643	(86,838)	24,805
South Africa	BNP Paribas	500	1.00	(1)	9/20/22	48,967	(38,694)	10,273
South Africa	Citibank NA	150	1.00	(1)	12/20/19	8,556	(5,610)	2,946
South Africa	Citibank NA	100	1.00	(1)	3/20/20	6,104	(3,981)	2,123
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	6,104	(2,797)	3,307
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	6,104	(3,403)	2,701
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	56,298	(22,651)	33,647
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	57,387	(24,263)	33,124
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	61,018	(31,708)	29,310
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/22	127,312	(118,415)	8,897
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	34,442	(19,579)	14,863
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	44,312	(17,411)	26,901
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/22	195,865	(174,365)	21,500
South Africa	Deutsche Bank	810	1.00	(1)	9/20/22	79,325	(70,922)	8,403
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	59,203	(23,731)	35,472
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	59,567	(24,264)	35,303
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/22	49,945	(43,276)	6,669
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	5,704	(3,900)	1,804
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	5,705	(4,681)	1,024
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	6,104	(2,748)	3,356
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	6,104	(2,846)	3,258
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	6,105	(3,934)	2,171
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/22	489,662	(344,381)	145,281

53

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Nomura International PLC	$400	1.00	%(1)	9/20/22	$39,173	$(29,891)	$9,282
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	10,880	(11,222)	(342)
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	20,578	(21,870)	(1,292)
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	48,017	(50,845)	(2,828)
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	47,331	(51,062)	(3,731)
Spain	Citibank NA	300	1.00	(1)	3/20/20	17,383	(5,250)	12,133
Spain	Citibank NA	300	1.00	(1)	3/20/20	17,382	(10,811)	6,571
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	17,382	(4,957)	12,425
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	17,382	(10,811)	6,571
Spain	Deutsche Bank	550	1.00	(1)	6/20/20	33,874	(25,850)	8,024
Spain	Deutsche Bank	3,265	1.00	(1)	12/20/20	223,967	(207,213)	16,754
Spain	Deutsche Bank	670	1.00	(1)	12/20/20	45,960	(49,582)	(3,622)
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	12,575	(13,246)	(671)
Thailand	Barclays Bank PLC	400	0.97		9/20/19	3,902	—	3,902
Thailand	Citibank NA	400	0.86		12/20/14	(3,327)	—	(3,327)
Thailand	Citibank NA	200	0.95		9/20/19	2,178	—	2,178
Thailand	Goldman Sachs International	1,500	1.00	(1)	3/20/16	(20,937)	(5,960)	(26,897)
Thailand	JPMorgan Chase Bank	200	0.87		12/20/14	(1,689)	—	(1,689)
Tunisia	Barclays Bank PLC	350	1.00	(1)	9/20/17	30,341	(24,997)	5,344
Tunisia	Citibank NA	400	1.00	(1)	9/20/17	34,675	(29,938)	4,737
Tunisia	Deutsche Bank	600	1.00	(1)	6/20/17	48,060	(34,529)	13,531
Tunisia	Deutsche Bank	460	1.00	(1)	6/20/17	36,847	(27,943)	8,904
Tunisia	Goldman Sachs International	400	1.00	(1)	9/20/17	34,675	(25,217)	9,458
Tunisia	Goldman Sachs International	320	1.00	(1)	9/20/17	27,741	(21,234)	6,507
Tunisia	Goldman Sachs International	300	1.00	(1)	9/20/17	26,006	(20,941)	5,065
Tunisia	JPMorgan Chase Bank	410	1.00	(1)	9/20/17	35,542	(30,024)	5,518
Tunisia	Nomura International PLC	500	1.00	(1)	12/20/17	46,542	(42,319)	4,223
Uruguay	Citibank NA	100	1.00	(1)	6/20/20	5,406	(5,064)	342
Uruguay	Deutsche Bank	100	1.00	(1)	6/20/20	5,406	(4,945)	461
Venezuela	Barclays Bank PLC	510	5.00	(1)	6/20/18	80,584	(53,684)	26,900
Venezuela	Barclays Bank PLC	554	5.00	(1)	6/20/18	87,538	(60,882)	26,656
Venezuela	Citibank NA	292	5.00	(1)	6/20/18	46,139	(31,815)	14,324
Venezuela	Deutsche Bank	550	5.00	(1)	6/20/18	86,905	(59,582)	27,323
Venezuela	Deutsche Bank	285	5.00	(1)	6/20/23	65,183	(73,420)	(8,237)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC	1,272	1.00	(1)	6/20/18	1,028	(21,922)	(20,894)

54

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC	$2,197	1.00%(1)	6/20/18	$1,773	$(35,013)	$(33,240)
iTraxx Asia ex-Japan Investment Grade Index	Credit Suisse International	508	1.00(1)	6/20/18	408	(8,084)	(7,676)
iTraxx Asia ex-Japan Investment Grade Index	Deutsche Bank	307	1.00(1)	6/20/18	247	(5,328)	(5,081)
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International	369	1.00(1)	6/20/18	297	(6,719)	(6,422)
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International	1,855	1.00(1)	6/20/18	1,492	(33,320)	(31,828)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank	300	1.00(1)	6/20/18	241	(4,954)	(4,713)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank	344	1.00(1)	6/20/18	277	(5,386)	(5,109)
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs International	EUR 2,734	1.00(1)	12/20/18	27,414	(71,259)	(43,845)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR 444	5.00(1)	12/20/18	(96,685)	82,288	(14,397)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR 3,657	5.00(1)	12/20/18	(797,029)	687,539	(109,490)

					$5,412,892	$(4,830,764)	$582,128

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $37,462,000.

**	The contract annual fixed rate represents the annual fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro

55

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Total Return Swaps
Counterparty	Number of Contracts	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)

Citibank NA	N.A.	Total Return on GTQ 2,350,000 Banco de Guatemala, 0% due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $290,020 (Notional Amount) plus Notional Amount at termination date	12/5/13	$4,726

Citibank NA	1,500,000	Positive Return on KOSPI 200 Index less 5bp	Negative Return on KOSPI 200 Index plus 5bp	12/12/13	7,584

Citibank NA	1,500,000	Positive Return on KOSPI 200 Index less 5bp	Negative Return on KOSPI 200 Index plus 5bp	12/12/13	5,430

Citibank NA	N.A.	Total Return on GTQ 3,449,000 Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $422,468 (Notional Amount) plus Notional Amount at termination date	6/5/14	1,743

JPMorgan Chase Bank	40	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(2,327)

JPMorgan Chase Bank	120	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(4,810)

JPMorgan Chase Bank	110	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(5,871)

JPMorgan Chase Bank	120	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(6,696)

JPMorgan Chase Bank	180	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(7,876)

JPMorgan Chase Bank	430	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(20,155)

JPMorgan Chase Bank	1,220	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(70,626)

					$(98,878)

GTQ	–	Guatemalan Quetzal

Cross-Currency Swaps
Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)	Portfolio Pays Floating Rate on Notional Amount (000’s omitted)	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Bank of America	CLF 25	CLP 574,400	6-month Sinacofi Chile Interbank Rate	2.10%	5/10/18	$10,407

Bank of America	CLF 58	CLP 1,330,352	6-month Sinacofi Chile Interbank Rate	2.08	5/13/18	23,450

Bank of America	CLF 13	CLP 290,784	6-month Sinacofi Chile Interbank Rate	2.10	5/16/18	6,104

Bank of America	CLF 41	CLP 950,820	6-month Sinacofi Chile Interbank Rate	2.05	5/20/18	17,185

Citibank NA	CLF 11	CLP 242,680	6-month Sinacofi Chile Interbank Rate	2.01	5/20/18	3,451

Deutsche Bank	CLF 25	CLP 583,420	6-month Sinacofi Chile Interbank Rate	2.09	5/10/18	10,010

Deutsche Bank	CLF 73	CLP 1,685,450	6-month Sinacofi Chile Interbank Rate	2.05	5/13/18	25,332

Deutsche Bank	CLF 29	CLP 661,662	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	13,894

Deutsche Bank	CLF 21	CLP 471,301	6-month Sinacofi Chile Interbank Rate	2.00	5/20/18	6,249

						$116,082

CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso

56

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Written options activity for the year ended October 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received

Outstanding, beginning of year	INR 1,806,700	$1,163,340
Options written	1,960,751	426,695
Options expired	(2,569,200)	(1,265,289)

Outstanding, end of year	INR 1,198,251	$324,746

INR	–	Indian Rupee

At October 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter written options, non-centrally cleared swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $8,097,029. The Portfolio may be required to pledge collateral in the form of cash or securities for the benefit of a counterparty if the net amount due to the counterparty exceeds a certain threshold. Collateral pledged for the benefit of a counterparty for over-the-counter derivatives is held in a segregated account by the Portfolio’s custodian. Securities pledged as collateral, if any, are identified in the Consolidated Portfolio of Investments. Cash pledged as collateral, if any, is included in restricted cash on the Consolidated Statement of Assets and Liabilities. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,949,914 at October 31, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including non-centrally cleared swap contracts, over-the-counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $14,352,355, with the highest amount from any one counterparty being $2,333,906. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio (and Subsidiary) has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio (and Subsidiary) or the counterparty. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $6,512,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered Portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered Portfolio.

57

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2013 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$—	$84,036	$—	$—
Net unrealized depreciation*	—	65,372	—	43,159	17,651
Receivable for open forward foreign currency exchange contracts	—	—	4,866,210	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	6,611,165	13,014	6,469	7,440,857	—

Total Asset Derivatives	$6,611,165	78,386	$4,956,715	$7,484,016	17,651

Written options outstanding, at value	$—	$—	$(410,102)	$—	$—
Net unrealized depreciation*	—	—	—	(1,239,746)	—
Payable for open forward foreign currency exchange contracts	—	—	(3,989,149)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(1,768,949)	(118,361)	—	(2,223,317)	—

Total Liability Derivatives	$(1,768,949)	$(118,361)	$(4,399,251)	$(3,463,063)	$—

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts table and Centrally Cleared Swaps table above. Only the current day’s variation margin on open futures contracts and centrally cleared swaps contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2013 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Net realized gain (loss) —
Investment transactions	$—	$(165,765)	$(845,169)	$—	$(587,640)
Futures contracts	—	22,545	—	(106,241)	957,389
Written options	—	—	1,265,288	—	—
Swap contracts	(5,460,374)	(4,266)	(1,150)	4,748,025	—
Forward commodity contracts	—	—	—	—	58,391

Foreign currency and forward foreign currency exchange contract transactions	—	—	(7,227,940)	—	—

Total	$(5,460,374)	$(147,486)	$(6,808,971)	$4,641,784	$428,140

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$(829,827)	$—	$6,640
Futures contracts	—	12,430	—	(656,754)	116,937
Written options	—	—	(725,537)	—	—
Swap contracts	1,891,878	(105,347)	6,469	(5,263,000)	—

Foreign currency and forward foreign currency exchange contracts	—	—	3,711,154	—	—

Total	$1,891,878	$(92,917)	$2,162,259	$(5,919,754)	$123,577

58

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2013, which are indicative of the volume of these derivative types, were approximately $42,020,000, $440,000, $697,792,000 and $584,135,000, respectively.

The average principal amount of purchased currency options contracts, average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the year ended October 31, 2013, which are indicative of the volume of these derivative types, were approximately $79,875,000, 98 contracts and 64 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2013.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

59

Emerging Markets Local Income Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

At October 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$467,453,449	$—	$467,453,449
Common Stocks	316,406	934,909 *	—	1,251,315
Precious Metals	6,936,091	—	—	6,936,091
Currency Call Options Purchased	—	46,786	—	46,786
Currency Put Options Purchased	—	37,250	—	37,250
Short-Term Investments —
Foreign Government Securities	—	55,205,336	—	55,205,336
U.S. Treasury Obligations	—	7,899,668	—	7,899,668
Repurchase Agreements	—	28,539,051	—	28,539,051
Other	—	2,727,888	—	2,727,888

Total Investments	$7,252,497	$562,844,337	$—	$570,096,834

Forward Foreign Currency Exchange Contracts	$—	$4,866,210	$—	$4,866,210
Swap Contracts	—	14,114,664	—	14,114,664
Futures Contracts	83,023	—	—	83,023

Total	$7,335,520	$581,825,211	$—	$589,160,731

Liability Description

Currency Put Options Written	$—	$(410,102)	$—	$(410,102)
Securities Sold Short	—	(27,727,943)	—	(27,727,943)
Forward Foreign Currency Exchange Contracts	—	(3,989,149)	—	(3,989,149)
Swap Contracts	—	(4,578,467)	—	(4,578,467)
Futures Contracts	(771,906)	—	—	(771,906)

Total	$(771,906)	$(36,705,661)	$—	$(37,477,567)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

60

Emerging Markets Local Income Portfolio

October 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Emerging Markets Local Income Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Emerging Markets Local Income Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2013, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the five years in the period then ended. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Emerging Markets Local Income Portfolio and subsidiary as of October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 20, 2013

61

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Emerging Markets Local Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 190 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 190 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Of the Trust since 2005 and of the Portfolio since 2007	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Of the Trust since 2003 and of the Portfolio since 2007

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

62

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Of the Trust since 2003 and of the Portfolio since 2007

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2007

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board and Trustee of the Portfolio since 2007 and Trustee of the Trust since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield(2) 1956	President of the Trust and Vice President of the Portfolio	President of the Trust since 2013 and Vice President of the Portfolio since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Michael A. Cirami 1975	President of the Portfolio	Since 2012	Vice President of EVM and BMR.

63

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(3) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust since 2004 and of the Portfolio since 2007	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).
(2)	Prior to October 1, 2013, Mr. Swaffield was Vice President of the Trust since 2011.
(3)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and of the Portfolio since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

64

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

65

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Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040-12/13	EMISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/12	10/31/13
Audit Fees	$63,700	$65,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$26,670	$34,600
All Other Fees(3)	$7,630	$0

Total	$98,000	$100,000

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/12	10/31/13
Registrant	$34,300	$34,600
Eaton Vance(1)	$566,619	$526,385

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	December 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 18, 2013

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	December 18, 2013